CALIFORNIA INVESTMENT TRUST

44 Montgomery Street
Suite 2100
San Francisco, California 94104

March 25, 2010

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549-4720

RE:	CALIFORNIA INVESTMENT TRUST (the “Trust”)
Equity Income Fund
U.S. Government Securities Fund
The United States Treasury Trust (each a “Fund” and together the “Funds”)
1933 Act File No.: 033-00499
1940 Act File No.: 811-04417

Dear Sir or Madam:

Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, (“1933 Act”), is the Registration Statement on Form N-14 for the above-referenced Trust.

The purpose of this Registration Statement is to register shares of beneficial interest of the above mentioned Funds under the 1933 Act. These shares are being registered pursuant to separate Agreements and Plans of Reorganization, pursuant to which SM&R Growth Fund, SM&R Equity Income Fund, SM&R Balanced Fund, SM&R Government Bond Fund and SM&R Money Market Fund, each a series of SM&R Investments, Inc., will transfer substantially all of their assets to the corresponding Fund in exchange for shares of the corresponding Fund.

 In connection with the review of this filing by staff of the Securities and Exchange Commission, the Funds acknowledge the staff’s view that: the Funds are responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Funds may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We would appreciate receiving any comments you may have by April 9, 2010. If you have any questions on the enclosed material, please do not hesitate to contact me at (412) 288-4827.

Very truly yours,

/s/ Heidi Loeffert
Heidi Loeffert
Senior Paralegal
Enclosures